Investments in Associates	6 Months Ended
Apr. 30, 2026
Investments accounted for using equity method [abstract]
Investments in Associates
8.	Investments in associates
The Bank had significant investments in the following associates:

					As at
					April 30 2026	January 31 2026	October 31 2025
($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value	Carrying value
KeyCorp (2)	United States	Banking	14.9%	March 31, 2026	$4,277	$4,338	$4,379
Davivienda Group S.A. (3)	Colombia	Banking	20.3%	December 31, 2025	1,425	1,374	–
Bank of Xi’an Co. Ltd. (4)	China	Banking	18.1%	March 31, 2026	786	727	729
Maduro & Curiel’s Bank N.V. (5)	Curacao	Banking	48.1%	March 31, 2026	575	562	570
(1)	Represents the date of the most recent financial statements.
(2)
Based on the quoted price on the New York Stock Exchange, the market value of the Bank’s Investment in KeyCorp was $4,793 (January 31, 2026 – $4,742; October 31, 2025 – $4,018). The Bank has significant influence over KeyCorp through a combination of its ownership interest and board representation. During the period, dividends received from KeyCorp of $46 were recognized as a reduction in the carrying value of the investment in associate.

(3)
On December 1, 2025, the Bank completed the sale of its banking operations in Colombia, Costa Rica and Panama to Davivienda Group S.A. in exchange for 20.3% ownership interest in the combined Davivienda Group S.A. The Bank’s ownership consists of 14.99% voting common shares and the remainder in non-voting
preferred shares. There is no quoted market price for the common shares. Following the closing, the investment was recognized at a fair value of $1,370 million as the Bank has significant influence over Davivienda Group S.A. given its board representation and ownership interest. Refer to Note 19 for further details.

(4)
Based on the quoted price on the Shanghai Stock Exchange, the Bank’s Investment in Bank of Xi’an Co. Ltd. was $591 (January 31, 2026 – $591; October 31, 2025 – $617). The Bank has significant influence over the Bank of Xi’an Co. Ltd. through a combination of its ownership interest and board representation.

(5)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of April 30, 2026, these reserves amounted to $77 (January 31, 2026 - $76; October 31, 2025 – $76).